SHARE CAPITAL AND SHARE-BASED PAYMENTS - Stock Options Outstanding and Exercisable (Details)	12 Months Ended
	Dec. 31, 2019 shares $ / shares	Dec. 31, 2018 shares	Dec. 31, 2017 shares
Disclosure of range of exercise prices of outstanding share options [line items]
Stock options outstanding (in shares) | shares	1,802,623	2,638,749	2,976,360
Weighted average remaining contractual life (years)	4 years 4 months 24 days
Stock options exercisable (in shares) | shares	787,289
Weighted average exercise price (C$/option)	$ 9.25
5.83 - 10.18
Disclosure of range of exercise prices of outstanding share options [line items]
Stock options outstanding (in shares) | shares	438,514
Weighted average remaining contractual life (years)	2 years 9 months 18 days
Stock options exercisable (in shares) | shares	438,514
Weighted average exercise price (C$/option)	$ 7.01
10.19 - 11.63
Disclosure of range of exercise prices of outstanding share options [line items]
Stock options outstanding (in shares) | shares	357,458
Weighted average remaining contractual life (years)	4 years
Stock options exercisable (in shares) | shares	130,022
Weighted average exercise price (C$/option)	$ 11.04
11.64 - 15.31
Disclosure of range of exercise prices of outstanding share options [line items]
Stock options outstanding (in shares) | shares	503,876
Weighted average remaining contractual life (years)	4 years 3 months 19 days
Stock options exercisable (in shares) | shares	218,753
Weighted average exercise price (C$/option)	$ 12.69
15.32 - 17.63
Disclosure of range of exercise prices of outstanding share options [line items]
Stock options outstanding (in shares) | shares	502,775
Weighted average remaining contractual life (years)	6 years
Stock options exercisable (in shares) | shares	0
Weighted average exercise price (C$/option)	$ 0.00
Minimum | 5.83 - 10.18
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price, share options outstanding (C$ per share)	5.83
Minimum | 10.19 - 11.63
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price, share options outstanding (C$ per share)	10.19
Minimum | 11.64 - 15.31
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price, share options outstanding (C$ per share)	11.64
Minimum | 15.32 - 17.63
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price, share options outstanding (C$ per share)	15.32
Maximum | 5.83 - 10.18
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price, share options outstanding (C$ per share)	10.18
Maximum | 10.19 - 11.63
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price, share options outstanding (C$ per share)	11.63
Maximum | 11.64 - 15.31
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price, share options outstanding (C$ per share)	15.31
Maximum | 15.32 - 17.63
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price, share options outstanding (C$ per share)	$ 17.63